UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2007

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Chief Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	August 30, 2007

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$106,203
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
ARCHER DANIELS MIDLAND 	COM	039483102	361 	10922 	SH		SOLE	NONE			10922
BERKSHIRE HATHAWAY CL B	COM	084670207	353 	98 	SH		SOLE	NONE			98
BP PLC ADR		SP ADR	055622104	363 	5045 	SH		SOLE	NONE			5045
CATERPILLAR INC		COM	149123101	407 	5200 	SH		SOLE	NONE			5200
CITIGROUP INC		COM	172967101	268 	5227 	SH		SOLE	NONE			5227
COLONIAL BANCGROUP INC 	COM	195493309	893 	35781 	SH		SOLE	NONE			35781
CSX CORP		COM	126408103	212 	4720 	SH		SOLE	NONE			4720
COMPASS BANCSHARES INC	COM	20449H109	12928 	187425 	SH		SOLE	NONE			187425
DELL INC		COM	24702R101	487 	17056 	SH		SOLE	NONE			17056
EL PASO CORPORATION	COM	28336L109	282 	16394 	SH		SOLE	NONE			16394
GENERAL MOTORS CORP	COM	370442105	252 	6682 	SH		SOLE	NONE			6682
GREENLIGHT CAPITAL RE	COM	G4095J109	1523	67632	SH		SOLE	NONE			67632
HARRIS CORP COM		COM	413875105	343 	6290 	SH		SOLE	NONE			6290
HONEYWELL INTL 		COM	438516106	366 	6505 	SH		SOLE	NONE			6505
LEVEL 3 COMMUNICATIONS 	COM	52729N100	615 	105173 	SH		SOLE	NONE			105173
LINCOLN NATL CORP	COM	534187109	334 	4709 	SH		SOLE	NONE			4709
LOWES COMPANIES		COM	548661107	371 	12089 	SH		SOLE	NONE			12089
MICROSOFT CORP.		COM	594918104	466 	15834 	SH		SOLE	NONE			15834
PACCAR INC		COM	693718108	470 	5400 	SH		SOLE	NONE			5400
PFIZER INC		COM	717081103	724 	28344 	SH		SOLE	NONE			28344
PLATFORMS WIRELESS INTL	COM	72765A101	 	20000 	SH		SOLE	NONE			20000
RAPID LINK INC		COM	753400100	2	52370	SH		SOLE	NONE			52370
REGIONS FINL CORP NEW	COM	7591EP100	2373 	71696 	SH		SOLE	NONE			71696
ROYAL DUTCH SHELL PLC 	SP ADR	780259107	399 	4799 	SH		SOLE	NONE			4799
SCANA CORP		COM	80589M102	565 	14445 	SH		SOLE	NONE			14445
SCHLUMBERGER LTD	COM	806857108	281 	3313 	SH		SOLE	NONE			3313
SECURITY BK CORP COM	COM	814047106	2643 	131518 	SH		SOLE	NONE			131518
SYNOVUS FINANCIAL CORP.	COM	87161C105	475 	15500 	SH		SOLE	NONE			15500
TORCHMARK CORP		COM	891027104	266 	4102 	SH		SOLE	NONE			4102
UNITED CMNTY BKS	COM	90984P105	1325 	51181 	SH		SOLE	NONE			51181
WACHOVIA CORP		COM	929903102	75302 	1469321	SH		SOLE	NONE			1469321
WASHINGTON MUTUAL INC	COM	939322103	541 	12693 	SH		SOLE	NONE			12693
ZILA INC		COM	989513205	13 	10000 	SH		SOLE	NONE			10000

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